EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
EQUITY TRANSACTIONS

NOTE 6 - EQUITY TRANSACTIONS

Common Stock

During the year ended December 31, 2010 the Company’s Board authorized a private placement of up to 5,000,000 shares at $1.00 per share to accredited investors. This offering was closed on August 31, 2010 with gross proceeds of $2,900,000, representing issuance of 2,900,000 shares of the Company’s common stock, less $196,000 in direct offering costs. The gross proceeds include the issuance of 500,000 shares valued at $1.00 per share for the purchase of land and water shares in the Mutual Ditch Company.

During the year ended December 31, 2010 the Company issued 223,333 shares valued at $296,000 in exchanged for services provided by consultants and directors. This included 20,000 shares issued to the non-employee board of directors.

During the year ended December 31, 2011 the Company had the following common stock transactions:

•	During February 70,000 shares of our common stock were issued in exchange for consulting services.
•	In March, a total of 722,000 shares were issued to a creditor of the Company, as payment in full for the debt in the amount of $1,575,000. At the time of the transaction, the fair value of the Company’s common stock exceeded the amount of debt retired, which resulted in a loss from debt retirement of $272,000.
•	During April, we issued 100,000 shares of our common stock in exchange for consulting services.
•	In July and September, we issued 650,000 shares of our common stock in partial payment for the purchase the Orlando.
•	During September, we issued 120,000 shares of our common stock in exchange for consulting services.
•	During December 200,000 shares of our common stock in exchange for consulting services.
•	During 2011, we issued 1,148,000 shares under our 2011 Long Term Stock Incentive Plan
•	During 2011, 452,000 options and 50,000 warrants were exercised.

Stock Options and Restrictive Stock Units (RSUs)

The Company has a Stock Incentive Plan (the "Incentive Plan"), that allows the Company to grant incentive stock options and/or purchase rights (collectively "Rights") to officers, employees, former employees and consultants of the Company and its subsidiaries. The Board has given the ability to grant Rights to the CEO.

It is estimated that $7,523,000 in stock-based expense is remaining to be expensed in future periods, which will be fully amortized by December 31, 2015.

The Company can issue stock awards and options for nonemployee services. If stock is granted, the Company values the stock using an average of the closing price of the Company’s stock over the period that the service was rendered. If options are granted, the Company uses the Black-Scholes model for determining fair value. The parameters for the Black-Scholes model are detailed later in this Note.

A summary of the Two Rivers 2005 Option Plan (“2005 Plan”) is as follows:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2010	3,631,510	$1.38
Granted	20,000	2.00
Cancelled	(1,905,948)	1.41
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2011	1,745,562	1.37
Granted	434,666	1.44
Cancelled	-	-
Expired	-	-
Exercised	452,362	1.25
Outstanding, December 31, 2011	1,727,866	$1.34
Options Exercisable , December 31, 2011	1,701,199	$1.31

During the year ended December 31, 2011, $600,500 in option and warrant expense was recognized, and $91,000 options previously issued and recorded at fair value was recorded as cost of debt and accreted to interest expense.

During the year ended December 31, 2011, the Company issued 394,666 options with a $1.25/share strike price and vesting immediately to a consultant as compensation for the consultant’s work in the F-1 and F-2 convertible debt offering and closing. Using the Black-Scholes method, the fair value of these options is estimated to be $791,000. Since these options were issued in conjunction with the successful debt placement, the fair value is being amortized over the three-year life of the convertible note, or $61,000 per quarter and is recognized as interest expense.

A summary of the Northsight option plan is as follows:

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2009	582,777	$0.50
Granted	-	-
Cancelled	(562,777)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, January 1, 2010	20,000	$0.50
Granted	200,000	$0.50
Cancelled	(20,000)	$0.50
Expired	-	-
Exercised	-	-
Outstanding, December 31, 2010	200,000	$ 0.50
Options Exercisable , December 31, 2010	200,000	$ 0.50

During the year ended December 31, 2010, the Company converted for an employee 20,000 Northsight stock options to 20,000 options in Two Rivers.

Northsight issued 200,000 of its stock options to the purchaser of Legendary. Using the Black-Scholes model of fair value, the total expense to recognize was less than $1,000 and therefore no expense was recognized.

If all of the Northsight options outstanding at December 31, 2011 were exercised, the impact on the minority interest would be immaterial.

The Black-Scholes model of fair value was used using the following variables:

Expected stock price volatility	122%
Risk-free interest rate	2.64%
Expected option life (years)	3.3 to 5.2
Expected annual dividend yield	0%

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the table below. Because this option valuation model incorporates ranges of assumptions for inputs, those ranges are disclosed above. The Company utilizes historical volatility of other entities in a similar line of business for a period commensurate with the contractual term of the underlying financial instruments and used weekly intervals for price observations. The Company will continue to consider the volatilities of those entities unless circumstances change such that the identified entities are no longer similar to the Company or until there is sufficient information available to utilize the Company’s own stock volatility. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company believes these estimates and assumptions are reliable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

During the year ended December 31, 2010, the Company converted 1,905,948 of its stock options to RSUs. Under ASC 718, a computation was made to perform a fair value of the options and the fair value of the RSUs. Further, during the year ended December 31, 2010, an additional 3,807,140 RSUs were granted to the Company’s key employees. The expense recognized for the year ended December 31, 2011 and 2010, is $2,678,000 and $4,841,000, respectively. Upon the change of RSU vesting schedules, the valuation of the RSUs were recomputed and amortized in 2010. The RSUs vest over a three year period, beginning in January, 2011.

A summary of the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”) is as follows:

Shares
Outstanding, January 1, 2010	-
Granted	5,713,088
Cancelled	-
Expired	-
Exercised	-
Outstanding, January 1, 2011	5,713,088
Granted	50,000
Cancelled	500,000
Expired	-
Exercised	1,147,614
Outstanding, December 31, 2011	4,115,474
RSUs Exercisable , December 31, 2011	-

Warrants

At the Company’s Board meeting held on February 26, 2010, the Board authorized to extend its existing warrants from a May and July, 2010 expiration date to an expiration date of December 31, 2010. At the Company’s Board meeting held on December 16, 2010, the Board authorized to extend its $1.00 warrants from a December 31, 2010 expiration to an expiration date of December 31, 2011. Due to the extension of the warrant expiration date, a new fair value calculation was performed using the Black-Scholes method. Based on this calculation, an expense of $218,000 was recognized for the year ended December 31, 2010.

Additionally, on May 3, 2011 the company issued 750,000 warrants to purchase one share of our common stock each for $2.00 per share to our investment banker, a registered broker-dealer, as compensation for being engaged as our financial advisor. Subsequent to the May 3, 2011 agreement and before December 31, 2012 the Company entered into an agreement whereby the investment banker’s warrants were reduced to 250,000 with a purchase price of $2.00/share.

As of December 31, 2011, the Company has the following warrants outstanding to purchase common stock:

No. of Warrants	Exercise Price Per Share	Expiration Date
100,000	$1.00	December 31, 2011*
2,132,800	$2.50	December 31, 2012
170,624	$2.50	September 29, 2014
250,000	$2.50	May 3, 2016

*These warrants were subsequently extended to expire on June 30, 2012.

During the year ended December 31, 2011, 50,000 warrants were exercised at $1/share with net proceeds of $50,000 to the Company.